UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
8/31/18 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (68.0%)(a)
		Principal amount	Value

Angola (Republic of) sr. unsec. notes Ser. REGS, 9.50%, 11/12/25 (Angola)		$200,000	$221,250

Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		200,000	199,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		315,000	278,858

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)	BRL	500	125,495

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)	BRL	925	221,753

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		$300,000	217,500

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 38.97%, 5/31/22 (Argentina)	ARS	4,825,000	99,050

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$275,000	199,375

Chile (Republic of) sr. unsec. bonds 5.00%, 3/1/35 (Chile)	CLP	125,000,000	182,418

Chile (Republic of) sr. unsec. unsub. notes 3.125%, 1/21/26 (Chile)		$390,000	375,375

Colombia (Republic of) sr. unsec. notes Ser. B, 10.00%, 7/24/24 (Colombia)	COP	1,245,000,000	482,706

Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 1/28/26 (Colombia)		$400,000	409,287

Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		360,000	286,650

Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 4.375%, 4/30/25 (Costa Rica)		200,000	182,506

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		150,000	170,250

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		150,000	151,209

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.50%, 1/31/27 (Egypt)		200,000	199,750

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		150,000	142,313

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		150,000	141,375

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	78,000	93,683

Hungary (Government of) sr. unsec. unsub. notes 5.375%, 3/25/24 (Hungary)		$184,000	197,079

Indonesia (Republic of) sr. unsec. bonds Ser. FR56, 8.375%, 9/15/26 (Indonesia)	IDR	3,500,000,000	240,272

Indonesia (Republic of) sr. unsec. bonds Ser. FR73, 8.75%, 5/15/31 (Indonesia)	IDR	3,150,000,000	222,339

Indonesia (Republic of) sr. unsec. bonds Ser. FR75, 7.50%, 5/15/38 (Indonesia)	IDR	4,655,000,000	283,819

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		$200,000	215,746

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		200,000	173,027

Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)	EUR	220,000	234,573

Lebanon (Republic of) sr. unsec. bonds 7.25%, 3/23/37 (Lebanon)		$200,000	152,750

Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	725,000	172,813

Malaysia (Government of) sr. unsec. notes Ser. 115, 3.955%, 9/15/25 (Malaysia)	MYR	375,000	90,632

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 11/13/42 (Mexico)	MXN	2,985,000	151,710

Mexico (Government of) sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	1,600,000	82,251

Mexico (Government of) sr. unsec. notes Ser. M, 8.00%, 12/7/23 (Mexico)	MXN	7,070,000	372,017

Mongolia (Government of) 144A sr. unsec. unsub. notes 8.75%, 3/9/24 (Mongolia)		$200,000	219,993

Nigeria (Republic of) sr. unsec. unsub. bonds 7.875%, 2/16/32 (Nigeria)(R)		200,000	195,500

Pakistan (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 9/30/25 (Pakistan)		215,000	215,557

Peru (Republic of) sr. unsec. unsub. bonds 8.75%, 11/21/33 (Peru)		75,000	111,075

Peru (Republic of) sr. unsec. unsub. notes 7.35%, 7/21/25 (Peru)		165,000	203,363

Peru (Republic of) 144A sr. unsec. unsub. notes 6.90%, 8/12/37 (Peru)	PEN	125,000	41,011

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65%, 11/24/21 (Mexico)	MXN	11,000	54,397

Romania (Government of) unsec. notes Ser. 10YR, 5.95%, 6/11/21 (Romania)	RON	610,000	159,926

Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.875%, 9/16/23 (Russia)		$200,000	204,750

Russia (Federation of) unsec. bonds 8.15%, 2/3/27 (Russia)	RUB	24,395,000	353,213

South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		$200,000	202,750

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	6,600,000	437,524

South Africa (Republic of) unsec. bonds Ser. 2032, 8.25%, 3/31/32 (South Africa)	ZAR	1,515,000	92,937

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		$200,000	198,500

Tunisia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		200,000	174,250

Turkey (Republic of) sr. unsec. notes 5.125%, 3/25/22 (Turkey)		355,000	313,731

Ukraine (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 9/1/27 (Ukraine)		100,000	91,000

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		200,000	200,483

Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		75,000	76,650

Venezuela (Republic of) sr. unsec. unsub. notes 12.75%, 8/23/22 (Venezuela)		150,000	35,250

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		200,000	204,493

Total foreign government and agency bonds and notes (cost $12,228,198)			$10,755,184

CORPORATE BONDS AND NOTES (22.5%)(a)
		Principal amount	Value

Basic materials (7.3%)

Cemex SAB de CV company guaranty sr. notes Ser. REGS, 6.125%, 5/5/25 (Mexico)		$400,000	$410,000

Fibria Overseas Finance, Ltd. company guaranty sr. unsec. sub. notes 5.25%, 5/12/24 (Brazil)		150,000	150,375

First Quantaum Minerals, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7.25%, 5/15/22 (Canada)		200,000	197,000

Indo Energy Finance II BV 144A company guaranty sr. notes 6.375%, 1/24/23 (Indonesia)		200,000	194,548

Mexichem SAB de CV 144A company guaranty sr. unsec. notes 4.875%, 9/19/22 (Mexico)		200,000	204,676

			1,156,599
Capital goods (0.7%)

Embraer Overseas, Ltd 144A company guaranty sr. unsec. notes 5.696%, 9/16/23 (Brazil)		111,000	114,331

			114,331
Energy (8.6%)

Ecopetrol SA sr. unsec. unsub. notes 5.875%, 9/18/23 (Colombia)		160,000	170,080

Nexen Energy ULC company guaranty sr. unsec. unsub. notes 6.40%, 5/15/37 (Canada)		100,000	123,100

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		210,000	224,217

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.875%, 1/20/40 (Brazil)		95,000	85,144

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		4,000	4,070

Petrobras Global Finance BV 144A company guaranty sr. unsec. notes 5.299%, 1/27/25 (Brazil)		212,000	194,786

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		50,000	10,250

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		35,000	6,300

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		520,000	533,885

			1,351,832
Financials (5.2%)

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.875%, 9/16/26 (Peru)		50,000	53,563

Banco de Credito del Peru/Panama 144A unsec. sub. FRN 6.125%, 4/24/27 (Peru)		200,000	211,450

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)		200,000	199,734

Turkiye Garanti Bankasi AS 144A sr. unsec. unsub. notes 5.25%, 9/13/22 (Turkey)		200,000	164,877

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	194,750

			824,374
Utilities and power (0.7%)

Engie Energia Chile SA 144A sr. unsec. unsub. notes 5.625%, 1/15/21 (Chile)		100,000	103,898

			103,898

Total corporate bonds and notes (cost $3,688,024)			$3,551,034

SHORT-TERM INVESTMENTS (7.7%)(a)
		Principal amount/shares	Value

Argentina (Republic of) central bank letters with effective yields ranging from 24.66% to 39.35%, 9/19/18 (Argentina)	ARS	17,745,000	$471,866

Putnam Short Term Investment Fund 2.16%(AFF)	Shares	719,328	719,328

U.S. Treasury Bills 2.020%, 11/1/18(SEG)		$19,001	18,938

Total short-term investments (cost $1,526,357)			$1,210,132

TOTAL INVESTMENTS

Total investments (cost $17,442,579)			$15,516,350

FORWARD CURRENCY CONTRACTS at 8/31/18 (aggregate face value $3,388,770) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Czech Koruna	Buy	9/19/18	$227,411	$229,866	$(2,455)
	Euro	Sell	9/19/18	255,393	258,702	3,309
	Russian Ruble	Buy	9/19/18	137,545	147,591	(10,046)
Citibank, N.A.
	Colombian Peso	Sell	10/17/18	523,773	542,944	19,171
	Peruvian New Sol	Sell	10/17/18	32,540	32,593	53
Goldman Sachs International
	Brazilian Real	Buy	10/2/18	459,823	506,555	(46,732)
	South African Rand	Buy	10/17/18	139,539	148,357	(8,818)
HSBC Bank USA, National Association
	Mexican Peso	Buy	10/17/18	177,477	166,605	10,872
JPMorgan Chase Bank N.A.
	Indonesian Rupiah	Sell	11/19/18	45,995	46,707	712
	Russian Ruble	Buy	9/19/18	924	1,928	(1,004)
NatWest Markets PLC
	Euro	Sell	9/19/18	97,602	98,899	1,297
State Street Bank and Trust Co.
	Polish Zloty	Buy	9/19/18	1,065,348	1,072,664	(7,316)
	Romanian Leu	Sell	9/19/18	6,227	6,230	3
	Turkish Lira	Buy	9/19/18	62,183	129,129	(66,946)

Unrealized appreciation						35,417

Unrealized (depreciation)						(143,317)

Total						$(107,900)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1	$159,313	$159,313	Dec-18	$357
U.S. Treasury Bond Ultra 30 yr (Short)	5	796,563	796,563	Dec-18	(2,807)
U.S. Treasury Note 2 yr (Long)	4	845,438	845,437	Dec-18	430
U.S. Treasury Note 5 yr (Long)	4	453,594	453,593	Dec-18	555
U.S. Treasury Note 10 yr (Long)	4	481,063	481,063	Dec-18	789
U.S. Treasury Note 10 yr (Short)	2	240,531	240,531	Dec-18	(380)

Unrealized appreciation					2,131

Unrealized (depreciation)					(3,187)

Total					$(1,056)

Key to holding's currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
RON	Romanian Leu
RUB	Russian Ruble
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $15,806,655.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 11/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/18

	Short-term investments
	Putnam Short Term Investment Fund**	$146,363	$6,626,111	$6,053,146	$13,922	$719,328

	Total Short-term investments	$146,363	$6,626,111	$6,053,146	$13,922	$719,328
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $18,934.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $136,130 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Mexico	12.8%
	Brazil	9.0
	Argentina	8.2
	Indonesia	7.5
	Colombia	6.8
	Russia	4.9
	United States	4.8
	South Africa	4.7
	Chile	4.3
	Peru	4.0
	Turkey	3.1
	Angola	2.7
	Ivory Coast	2.6
	Costa Rica	2.5
	Dominican Republic	2.1
	Canada	2.1
	El Salvador	1.8
	Malaysia	1.7
	Mongolia	1.4
	Pakistan	1.4
	Vietnam	1.3
	Egypt	1.3
	Sri Lanka	1.3
	Hungary	1.3
	Nigeria	1.3
	Tunisia	1.1
	Romania	1.0
	Lebanon	1.0
	Greece	0.6
	Ukraine	0.6
	Uruguay	0.5
	Venezuela	0.3

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning .
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $139,293 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$3,551,034	$—
Foreign government and agency bonds and notes	—	10,755,184	—
Short-term investments	719,328	490,804	—

Totals by level	$719,328	$14,797,022	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(107,900)	$—
Futures contracts	(1,056)	—	—

Totals by level	$(1,056)	$(107,900)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$35,417	$143,317
Interest rate contracts	2,131	3,187

Total	$37,548	$146,504

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$8,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018